Segment Information	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Segment Information [Line Items]
Segment Information

12. Segment information

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components. For reviewing the operational performance of the Company and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Company, identified as the Chief Executive Officer, reviews the consolidated results as a whole. The CODM considers the Company a single operating and reportable segment, when monitoring operations, making decisions on capital and investment allocations and evaluating performance.

The accounting policies of the Segment are the same as those described in the summary of significant accounting policies. Financial information for the Segment is consistent with the financial information presented in these consolidated financial statements. Significant segment expenses that are provided to CODM on a regular basis and are included within reported measure of segment profit or loss are research and development and general and administrative. Other segment items are represented by change in fair value of derivative and warrant liabilities and interest expense.

The Statements of Operations for six months ended March 31, 2026 and 2025, reflect the significant segment expenses and other segment items, as well as the balance sheets as of March 31, 2026 and 2025, for the one reportable segment.

13. Segment information

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components. For reviewing the operational performance of the Company and for the purpose of allocating resources, the Chief Operating Decision Maker (“CODM”) of the Company, identified as the Chief Executive Officer, reviews the consolidated results as a whole. The CODM considers the Company a single operating and reportable segment, when monitoring operations, making decisions on capital and investment allocations and evaluating performance.

The accounting policies of the Segment are the same as those described in the summary of significant accounting policies. Financial information for the Segment is consistent with the financial information presented in these consolidated financial statements. Significant segment expenses that are provided to CODM on a regular basis and are included within reported measure of segment profit or loss are research and development and general and administrative. Other segment items are represented by change in fair value of derivative and warrant liabilities and interest expense.

The Statements of Operations for the years ended September 30, 2025 and 2024, reflect the significant segment expenses and other segment items, as well as the balance sheets as of September 30, 2025 and 2025, for the one reportable segment.

Los Altos Ventures Corp. [Member]
Segment Information [Line Items]
Segment Information

Note 6. Segment Reporting

The Company determined its reporting units in accordance with ASC 280, Segment Reporting. Reportable operating segments are determined based on the management approach, as defined by ASC 280, which is based on the way that the chief operating decision-maker (“CODM”) organizes segments within the Company for making operating decisions, assessing performance, and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates the Company.

The Company is a blank-check company organized solely to identify and complete a merger, acquisition, or business combination, thus all activity for the period from June 2, 2025 (Inception) to December 31, 2025 relates to the Company’s formation. The Company operates as a single operating and reportable segment. The Company has identified its Chief Executive Officer as the CODM, who reviews the Company’s financial information for purposes of making operating decisions and assessing financial performance. The net loss is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance.

The Company does not have any operating income and therefore, it does not have any revenues. The Company will not generate any operating revenues until after the completion of a transaction, at the earliest. The Company’s significant expenses were general and administrative expenses, which were $33,623 for the period from June 2, 2025 (Inception) to December 31, 2025. Refer to the Company’s statements of operations for additional information.

As of December 31, 2025, the Company had total assets of $4,077. See the Company’s balance sheets for additional information.

Note 6. Segment Reporting

The Company determined its reporting units in accordance with ASC 280, Segment Reporting. Reportable operating segments are determined based on the management approach, as defined by ASC 280, is based on the way that the chief operating decision-maker (“CODM”) organizes segments within the Company for making operating decisions, assessing performance, and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates the Company.

The Company is a blank-check company organized solely to pursue a merger, acquisition, or other business combination, but does not intend to raise capital through an offering of its securities until completion of a business combination, thus all activity for the three months ended March 31, 2026 relates to the Company’s formation, preparation and filing of SEC reports and efforts to identify a possible business combination. The Company operates as a single operating and reportable segment. The Company has identified its Chief Executive Officer as the CODM, who reviews the Company’s financial information for purposes of making operating decisions and assessing financial performance. The net loss is the measure of segment profit (loss) most consistent with U.S. GAAP that is regularly reviewed by the CODM to allocate resources and assess financial performance.

The Company does not have any operating income and therefore, it does not have any revenues. The Company will not generate any operating revenues until after the completion of a transaction, at the earliest. The Company’s significant expenses were general and administrative expenses, which were $6,644 for the three months ended March 31, 2026. Refer to the Company’s statements of operations for additional information.

As of March 31, 2026 and December 31, 2025, the Company had total assets of $13,011 and $4,077, respectively. See the Company’s balance sheets for additional information.